Equity (Tables)	12 Months Ended
Oct. 31, 2022
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding

(Canadian $ in millions, except as noted)	2022			2021
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 27	20,000,000	500	0.96	20,000,000	500	0.96
Class B – Series 29	16,000,000	400	0.91	16,000,000	400	0.91
Class B – Series 31	12,000,000	300	0.96	12,000,000	300	0.96
Class B – Series 33	8,000,000	200	0.76	8,000,000	200	0.76
Class B – Series 38 (1)	–	–	0.30	24,000,000	600	1.21
Class B – Series 40 (2)	–	–	0.56	20,000,000	500	1.13
Class B – Series 42 (3)	–	–	0.83	16,000,000	400	1.10
Class B – Series 44	16,000,000	400	1.21	16,000,000	400	1.21
Class B – Series 46	14,000,000	350	1.28	14,000,000	350	1.28
Class B – Series 50 (4)	500,000	500	24.64	–	–	–
Preferred Shares – Classified as Equity		2,650			3,650
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		658			658
4.300% Limited Recourse Capital Notes, Series 1 (Series 1 LRCNs)		1,250			1,250
5.625% Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs) (5)		750			–
7.325% Limited Recourse Capital Notes, Series 3 (Series 3 LRCNs) (6)		1,000			–
Preferred Shares and Other Equity Instruments		6,308			5,558
Common Shares
Balance at beginning of year	648,136,472	13,599		645,889,396	13,430
Issued to finance a portion of the announced acquisition (Note 10)	20,843,750	3,106		–	–
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	7,531,233	999		–	–
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	733,591	57		1,630,867	122
Treasury shares sold/(purchased)	(138,168)	(17)		616,209	47
Balance at End of Year (7)	677,106,878	17,744	5.44	648,136,472	13,599	4.24

(1)	Series 38 was redeemed and final dividends were paid on February 25, 2022.
(2)	Series 40 was redeemed and final dividends were paid on May 25, 2022.
(3)	Series 42 was redeemed and final dividends were paid on August 25, 2022.
(4)	On July 27, 2022, we issued Class B Series 50 Preferred Shares for $500 million.
(5)	On March 15, 2022, we issued Series 2 LRCNs for $750 million.
(6)	On September 13, 2022, we issued Series 3 LRCNs for $1,000 million.
(7)	Common shares are net of 174,689 treasury shares as at October 31, 2022 (36,521 treasury shares as at October 31, 2021).

Summary Of Preferred Share Rights And Privileges
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	N on-cumulative dividend (1)		Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 27	25.00	$0.24075	(2)	2.33%	May 25, 2024	(3)(4)	Class B – Series 28	(5)(6)
Class B – Series 29	25.00	$0.2265	(2)	2.24%	August 25, 2024	(3)(4)	Class B – Series 30	(5)(6)
Class B – Series 31	25.00	$0.240688	(2)	2.22%	November 25, 2024	(3)(4)	Class B – Series 32	(5)(6)
Class B – Series 33	25.00	$0.190875	(2)	2.71%	August 25, 2025	(3)(4)	Class B – Series 34	(5)(6)
Class B – Series 44	25.00	$0.303125	(2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(5)(6)
Class B – Series 46	25.00	$0.31875	(2)	3.51%	May 25, 2024	(3)(4)	Class B – Series 47	(5)(6)
Class B – Series 50	1,000.00	$24.64400	(2)	4.25%	November 26, 2027	(3)	Not convertible	(6)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors , except for Class B – Series 50 preferred shares which are payable semi-annually .
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(6)
The shares issued include a
non-viability
contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

Additional Tier 1 Capital Notes (NVCC) [member]
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
The LRCNs and AT1 Notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instrument and, as a result, the full amount of proceeds has been classified as equity. Semi-annual distributions on the LRCNs and AT1 Notes will be recorded when payable. The LRCNs and AT1 Notes are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 Notes and LRCNs as at October 31, 2022 and 2021.

(Canadian $ in millions, except as noted)					2022	2021
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.8 00 % Additional Tier 1 Capital Notes	US$ 500	4.800 (1)	August 2024 (2)	Variable number of common shares (3)	658	658
4.300% Limited Recourse Capital Notes, Series 1	$1,250	4.300 (4)	November 2025 (2)	Variable number of common shares (4)	1,250	1,250
5.625% Limited Recourse Capital Notes, Series 2	$ 750	5.625 (4)	May 2027 (2)	Variable number of common shares (4)	750	–
7.325% Limited Recourse Capital Notes, Series 3	$1,000	7.325 (4)	November 2027 (2)	Variable number of common shares (4)	1,000	–
Total					3,658	1,908

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)
The notes issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

(4)
Non-deferrable
interest is payable semi-annually on these notes, at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48 for Series 1 LRCNs, Preferred Shares Series 49 for Series 2 LRCNs and Preferred Shares Series 51 for Series 3 LRCNs. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 for Series 1, Series 2 and Series 3 LRCNs, respectively, would be converted into common shares of the bank (described below), the LRCNs would be redeemed, and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion.